Warrants - Fair Value Assumptions (Details)	Mar. 31, 2023 Y	Sep. 30, 2022 Y	Mar. 31, 2022 Y	Sep. 30, 2021 Y
Expected volatility range
Warrants
Measurement input	0.4779
Expected volatility range | Minimum
Warrants
Measurement input			0.4697
Expected volatility range | Minimum | Mariadb Corporation Ab
Warrants
Measurement input		40.25		35.54
Expected volatility range | Maximum
Warrants
Measurement input			0.4800
Expected volatility range | Maximum | Mariadb Corporation Ab
Warrants
Measurement input		48.99		50.00
Expected volatility range | Weighted average
Warrants
Measurement input			0.4699
Expected volatility range | Weighted average | Mariadb Corporation Ab
Warrants
Measurement input		46.71		37.51
Dividend yield
Warrants
Measurement input	0.0000		0.0000
Dividend yield | Mariadb Corporation Ab
Warrants
Measurement input		0.00		0.00
Risk-free interest rates range
Warrants
Measurement input	0.0380
Risk-free interest rates range | Minimum
Warrants
Measurement input			0.0052
Risk-free interest rates range | Minimum | Mariadb Corporation Ab
Warrants
Measurement input		3.85		0.53
Risk-free interest rates range | Maximum
Warrants
Measurement input			2.33
Risk-free interest rates range | Maximum | Mariadb Corporation Ab
Warrants
Measurement input		4.24		1.00
Risk-free interest rates range | Weighted average
Warrants
Measurement input			0.0054
Risk-free interest rates range | Weighted average | Mariadb Corporation Ab
Warrants
Measurement input		4.15		0.94
Expected term range
Warrants
Measurement input	3.13
Expected term range | Minimum
Warrants
Measurement input			3.22
Expected term range | Minimum | Mariadb Corporation Ab
Warrants
Measurement input		3.03		3.83
Expected term range | Maximum
Warrants
Measurement input			10.23
Expected term range | Maximum | Mariadb Corporation Ab
Warrants
Measurement input		9.83		10.72
Expected term range | Weighted average
Warrants
Measurement input			9.82
Expected term range | Weighted average | Mariadb Corporation Ab
Warrants
Measurement input		4.56		9.75